Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended
	Aug. 20, 2021 [1]	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025
Philotimo Focused Growth and Income Fund [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,157	$ 9,410	$ 9,696	$ 10,540
Russell 3000® Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,200	9,325	12,056	12,928
Russell 2000® Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,618	$ 8,502	$ 10,178	$ 9,770

[1]	Inception